SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SHARE CAPITAL
SHAREHOLDERS' EQUITY

6. SHARE CAPITAL

Common stock

Common stock: 180,000,000 authorized; $0.001 par value. As of September 30, 2022, and December 31, 2021, there were 18,512,605 and 12,918,866 shares of common stock issued and outstanding, respectively.

Reverse Share Split

During September 2021, the total number of shares of common stock authorized by the Company was reduced from 900,000,000 shares of common stock, par $0.001, to 180,000,000 shares of common stock, par $0.001, and the number of shares of common stock held by each stockholder of the Company were consolidated automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse split divided by five (5): effecting a five (5) old for one (1) new reverse stock split.

No fractional shares were issued in connection with the reverse split and all fractional shares were rounded up to the next whole share.

Additionally, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse split were adjusted by dividing the number of shares of common stock into which the options, warrants and other convertible securities are exercisable or convertible by five (5) and multiplying the exercise or conversion price thereof by five (5), all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

All shares of common stock, options, warrants and other convertible securities and the corresponding price per share amounts have been presented to reflect the reverse split in all periods presented within this Form 10-Q.

2022 Equity Financing

In August 2022, the Company completed an underwritten public offering with gross proceeds to the Company of approximately $6.2 million, before deducting underwriting discounts and other estimated expenses payable by the Company. Under the offering 5,576,087 common shares were issued at a price to the public of $1.12 per share. The Company is utilizing the net proceeds from this offering for general corporate purposes, including, but not limited to, repayment of indebtedness and increasing working capital expenditures.

In addition, the Company granted the underwriter a 45-day option to purchase additional shares of common stock, representing up to 15% of the number of the shares offered in the base deal, solely to cover over-allotments, if any, which would increase the total gross proceeds of the offering to approximately $7.2 million, if the over-allotment option is exercised in full. The overallotment expired unexercised in October 2022.

Stock options

In November 2021, the Company adopted and approved the 2021 Stock Incentive Plan and the 2021 Employee Stock Purchase Plan. The intent of the Company and the Board is that while the Amended 2020 Stock Option Plan and the 2020 Equity Incentive Plan will continue in existence in relation to the options and awards previously granted, the Board will not grant future options or awards thereunder. Instead, only the 2021 Stock Incentive Plan will be used for the grant of options and awards to eligible participants.

As of September 30, 2022, an aggregate of 1,870,000 shares of common stock were available for issuance under the 2021 Stock Option Plan. As of September 30, 2022, no transactions have occurred under the 2021 Employee Stock Purchase Plan.

Options under the Plan are granted from time to time at the discretion of the Board of Directors, with vesting periods and other terms as determined by the Board of Directors.

A summary of the stock option activity is presented below:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2021	1,204,233	$5.56	3.6
Options granted	130,000	$5.16
Options exercised	(800)	$5.04
Options canceled / expired	(103,633)	$5.45
Balance at September 30, 2022	1,229,800	$4.98	3.0	$78
Vested and exercisable at September 30, 2022	882,542	$5.14	2.3	$78

The following table summarizes information about stock options outstanding and exercisable under the Company’s Stock Option Plan at September 30, 2022:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
200,000	2.9	$0.25	200,000	$0.25
12,000	0.1	$14.00	12,000	$14.00
15,000	5.3	$9.00	15,000	$9.00
85,000	1.0	$9.00	85,000	$9.00
145,800	1.3	$7.80	145,800	$7.80
73,900	2.0	$6.40	64,047	$6.40
83,000	3.2	$4.85	49,800	$4.85
278,100	3.3	$5.30	166,860	$5.30
30,000	3.5	$5.60	14,000	$5.60
177,000	4.0	$7.65	86,702	$7.65
130,000	4.4	$5.16	43,333	$5.16
1,229,800	3.0	$4.98	882,542	$5.14

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of options. The fair value of each option grant is determined on the date of grant and the expense is recorded on a straight-line basis and is included as a component of general and administrative expense in the consolidated statements of operations. The assumptions used in the model include expected life, volatility, risk-free interest rate, dividend yield and forfeiture rate. The Company’s determination of these assumptions is outlined below.

Expected life — The expected life assumption is based on an analysis of the Company’s historical employee exercise patterns.

Volatility — Volatility is calculated using the historical volatility of the Company’s common stock for a term consistent with the expected life.

Risk-free interest rate — The risk-free interest rate assumption is based on the U.S. Treasury rate for issues with remaining terms similar to the expected life of the options.

Dividend yield — Expected dividend yield is calculated based on cash dividends declared by the Board for the previous four quarters and dividing that result by the average closing price of the Company’s common stock for the quarter. The Company has not declared a dividend to date.

Forfeiture rate — The Company does not estimate a forfeiture rate at the time of the grant due to the limited number of historical forfeitures. As a result, the forfeitures are recorded at the time the grant is forfeited, which can result in negative stock based compensation expense in the period of forfeiture.

The following assumptions were used to value the awards granted during the nine months ended September 30, 2022 and 2021:

	Nine Months Ended September 30,
	2022	2021
Expected life (in years)	5.0	5.0
Risk-free interest rate	1.7%	0.4%
Dividend yield	—%	—%
Expected volatility	132%	91%

Stock-based compensation (benefit) expense for the three months ended September 30, 2022 and 2021 was $(108) thousand and $210 thousand, respectively. The stock-based compensation benefit for the three months ended September 30, 2022 was related to the reversal of expense due to stock option forfeitures and cancellations. Stock-based compensation expense for the nine months ended September 30, 2022 and 2021 was $464 thousand and $818 thousand, respectively. As of September 30, 2022, there was approximately $1.0 million of total unrecognized compensation cost related to 347,258 unvested stock options that is expected to be recognized over a weighted-average remaining vesting period of 3.2 years.

Derivative Liability

Stock options granted to consultants that have an exercise price that is stated in a different currency than the Company’s functional currency are treated as a liability and are revalued at the end of each reporting period for the term of the vesting period. Any change in the fair value of the stock option after the initial recognition is recorded as a component of other income, net in the consolidated statements of operations. These stock options expired, unexercised during October 2022. There were no stock options granted to consultants during the nine months ended September 30, 2022 and 2021 that required recurring fair value adjustments.

Changes in the Company’s stock option liability for the nine months ended September 30, 2022, was as follows (stated in thousands):

Balance at December 31, 2021	$25
Gain on revaluation	25
Balance at September 30, 2022	$—

The assumptions used for the Black-Scholes Option Pricing Model to revalue the stock options granted to consultants as of September 30, 2022 and December 31, 2021 were as follows:

	As of September 30,		As of December 31,
	2022		2021
Risk free rate of return	2.8%		0.4%
Expected life	0.1	years	1.8	years
Expected volatility	99%		186%
Expected dividend per share	nil		nil

Warrants

As of September 30, 2022, and December 31, 2021, there were 3,940,006 warrants outstanding.

The following table summarizes warrants issued by transaction type:

Number of Warrants outstanding
Convertible debt, warrants issued (Note 5)	380,874
Debenture, warrants issued (Note 5)	275,000
July 2020 private placement, warrants issued (1)	12,592
December 2020 equity financing warrants issued (1)	3,271,540
Total warrant outstanding	3,940,006
(1)	For a complete discussion of the warrants issued during July and December 2020, see Note 11 to the consolidated financial statement for the year ended December 31, 2021 as filed on Form 10-K on March 14, 2022.

11. SHAREHOLDERS’ EQUITY

Common Shares

The Company has 180,000,000 common shares authorized at $0.001 par value. As of December 31, 2021 and 2020, there were 12,918,866 and 11,275,788, respectively, common shares issued and outstanding (“Common Shares”).

Reverse Share Split

During September 2021, the total number of shares of common stock authorized by the Company was reduced from 900,000,000 shares of common stock, par $0.001, to 180,000,000 shares of common stock, par $0.001, and the number of shares of common stock held by each stockholder of the Company were consolidated automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse split divided by five (5): effecting a five (5) old for one (1) new reverse stock split.

No fractional shares were issued in connection with the reverse split and all fractional shares were rounded up to the next whole share.

Additionally, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse split were adjusted by dividing the number of shares of common stock into which the options, warrants and other convertible securities are exercisable or convertible by five (5) and multiplying the exercise or conversion price thereof by five (5), all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

All shares of common stock, options, warrants and other convertible securities and the corresponding price per share amounts have been presented to reflect the reverse split in all periods presented within this Form 10-K.

Acquisition shares

In connection with the acquisition of the Sentry Neuromonitoring, LLC (the “Seller”) assets, we issued to Seller or the Principals, as elected by Seller, shares of common stock of the Company with a value of $1,625,000, determined on the effective date, as quoted on the TSX Venture Exchange (237,226 shares of common stock).  In addition, the Company placed into escrow 94,891 shares of the

Company’s common stock with a value of $650,000.  The common stock is subject to a 12-month lock up beginning on the date of delivery. See Note 7 for additional discussion.

Share issuances

In June 2020, the Company launched a non-brokered private placement of units of the Company (the “June Units”) for gross proceeds of up to $300 thousand (the “June Offering”).  Each June Unit was offered at a price of $4.05 and consisted of one Common Share and one-half of one share purchase warrant (each whole share purchase warrant, “Warrant”). Each Warrant entitles the holder to acquire one Common Share at an exercise price of $5.65 per share for a period of 24 months. The Company raised $102 thousand from the issuance of 25,185 Common Share related to the June Offering, which closed in July 2020, from two surgeons who are the majority owners of one of the PEs (Note 13).

During September 30, 2020, the Company issued 10,000 Common Share to settle $40 thousand of outstanding accounts payable.

On December 1, 2020, the Company initiated a private placement, pursuant to which the Company sold and issued to the investors an aggregate of 3,271,541 units of the Company at an issue price of $3.20 per Unit, for net proceeds of $9.5 million (“December Financing”). Each unit consisted of one share of common stock and one common stock warrant, each exercisable to acquire one share of common stock at $3.90 per share for a period of five years from the date of issuance. Accordingly, the Company issued 3,271,541 shares of common stock and 3,271,541 common stock warrants.

Three members of the Company’s management and two independent members of the Company’s Board of Directors participated in the December financing and they purchased 95,291 shares of stock.

In June 2021, in connection with common stock purchase agreements, the Company issued 156,032 shares of common stock at a deemed value of $4.00 per share to certain employees, directors and third parties.

On November 15, 2021, the Company announced that it closed a brokered private placement of 909,262 shares of the Company at an issue price of $5.25 per share, for gross proceeds of $4.75 million (the “Offering”). The proceeds of the Offering are expected to be used for expanding the Company’s remote neurology services offering for intraoperative neuromonitoring (“IONM”), extending the Company’s operational footprint into new states, supporting expected growth generated by the agreement with Premier, Inc. and general working capital purposes. Kestrel Merchant Partners LLC (the “Sponsor”) acted as the exclusive sponsor and The Benchmark Company, LLC (the “Agent”) acted as sole placement agent in connection with the Offering. Additionally, certain directors, officers and employees participated in a subsequent offering to settle approximately $435 thousand of compensation at a market price of $6.19 per share.

Convertible debt

During the year ended December 31, 2021, certain holders of the convertible debenture exercised their right to convert $60,000 of outstanding principal into shares of common stock, resulting in the issuance of 13,384 common stock.

Stock Option Plan

On December 10, 2020, our shareholders approved amendments to the Company’s stock option plan, which amended the plan previously approved on November 20, 2019 (the “Amended Stock Option Plan”).  On December 10, 2020, the Company’s shareholders approved the adoption of a new fixed equity incentive plan (the “Equity Incentive Plan”), which authorizes the Company to grant (a) stock options, (b) restricted awards, (c) performance share units, and other equity-based awards for compensation purposes (collectively, “Awards”).

During November 2021, the Company has adopted and approved the 2021 Stock Incentive Plan and the 2021 Employee Stock Purchase Plan. The intent of the Company and the Board is that while the Amended 2020 Stock Option Plan and the 2020 Equity Incentive Plan will continue in existence in relation to the options and awards previously granted thereunder, the Board will not grant future options or awards thereunder. Instead, moving forward, only the 2021 Stock Incentive Plan will be used for the grant of options and awards to eligible participants thereunder.

As of December 31, 2021, an aggregate of 2,000,000 shares of common stock were available for issuance under the 2021 Stock Option Plan.  The Company has not granted any stock options under the 2021 Stock Option Plan as of December 31, 2021.  As of December 31, 2021, no transactions have occurred under the 2021 Employee Stock Purchase Plan.

Options under the Plan are granted from time to time at the discretion of the Board of Directors, with vesting periods and other terms as determined by the Board of Directors.

A summary of the stock option activity is presented below:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2019	637,200	$5.60	4.62
Options granted	173,000	$4.75
Options exercised	(10,000)	$2.50
Options canceled / expired	(51,600)	$8.00
Balance at December 31, 2020	748,600	$5.25	4.0
Options granted	545,000	$6.17
Options exercised	(3,000)	$6.40
Options canceled / expired	(86,367)	$5.99
Balance at December 31, 2021	1,204,233	$5.56	3.6	$1,148
Vested and exercisable at December 31, 2021	729,687	$5.23	3.3	$1,081

The following table summarizes information about stock options outstanding and exercisable under the Company’s Stock Option Plan at December 31, 2021:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
200,000	3.7	$0.25	200,000	$0.25
12,000	0.8	$14.00	12,000	$14.00
15,000	6.1	$9.00	15,000	$9.00
85,000	1.8	$9.00	85,000	$9.00
146,800	2.0	$7.80	127,227	$7.80
81,100	2.8	$6.40	59,473	$6.40
40,000	3.7	$4.50	18,667	$4.50
93,000	4.0	$4.85	43,400	$4.85
307,000	4.1	$5.30	102,333	$5.30
30,000	4.3	$5.60	10,000	$5.60
194,333	4.8	$7.65	56,587	$7.65
1,204,233	3.6	$5.56	729,687	$5.23

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of options. The fair value of each option grant is determined on the date of grant and the expense is recorded on a straight-line basis and is included as a component of general and administrative expense in the consolidated statements of operations. The assumptions used in the model include expected life, volatility, risk-free interest rate, dividend yield and forfeiture rate. The Company’s determination of these assumptions are outlined below.

Expected life — The expected life assumption is based on an analysis of the Company’s historical employee exercise patterns.

Volatility — Volatility is calculated using the historical volatility of the Company’s common stock for a term consistent with the expected life.

Risk-free interest rate — The risk-free interest rate assumption is based on the U.S. Treasury rate for issues with remaining terms similar to the expected life of the options.

Dividend yield — Expected dividend yield is calculated based on cash dividends declared by the Board for the previous four quarters and dividing that result by the average closing price of the Company’s common stock for the quarter. The Company has not declared a dividend to date.

Forfeiture rate — The Company does not estimate a forfeiture rate at the time of the grant due to the limited number of historical forfeitures. As a result, the forfeitures are recorded at the time the grant is forfeited.

The following assumptions were used to value the awards granted during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Expected life (in years)	5.0	5.0
Risk-free interest rate	0.4-0.9%	0.4-2.5%
Dividend yield	—%	—%
Expected volatility	91-137%	91-107%

Stock-based compensation expense recognized in our consolidated financial statements for the years ended December 31, 2021 and 2020 was $1.4 million and $548 thousand, respectively. As of December 31, 2021, there was approximately $1.4 million of total unrecognized compensation cost related to 474,546 unvested stock options that is expected to be recognized over a weighted-average remaining vesting period of 3.8 years.

Derivative Liability

Stock options granted to consultants that have an exercise price this is stated in a different currency than the Company’s functional currency are treated as a liability and are revalued at the end of each reporting period for the term of the vesting period. Any change in the fair value of the stock option subsequent to the initial recognition is recorded as a component of other income, net in the consolidated statements of operations.

Changes in the Company’s stock option liability for the years ended December 31, 2021 and 2020 were as follows (stated in thousands):

Balance at December 31, 2019	$66
Gain on revaluation	(50)
Balance at December 31, 2020	$16
Gain on revaluation	(9)
Balance at December 31, 2021	$25

The assumptions used for the Black-Scholes Option Pricing Model to revalue the stock options granted to consultants as of December 31, 2021 and 2020 were as follows:

	As of December 31,
	2021		2020
Risk free rate of return	0.4%		0.1%
Expected life	0.8	years	1.8	years
Expected volatility	186%		100%
Expected dividend per share	nil		nil

There were no stock options granted to consultants during the years ended December 31, 2021 or 2020 that required recurring fair value adjustments.

Warrants

The following table details warrant activity for the years ended December 31, 2021 and 2020:

Number of Warrants outstanding
Balance at December 31, 2019	78,551
Convertible debt, warrants issued	302,322
Equity financing, warrants issued	3,284,133
Balance at December 31, 2020	3,665,006
Debenture, warrants issued (Note 4)	275,000
Balance at December 31, 2021	3,940,006

2020 Warrants

As part of the 2020 convertible debt issuances (Note 10), the Company has issued 284,167 warrants to the convertible debt holders and 18,155 finders’ fee warrants.  In conjunction with the June Offering, the Company issued 12,592 warrants. In conjunction with the December Financing, the Company issued 3,271,541 warrants.

2021 Warrants

As part of the 2021 debenture issuance (Note 10), the Company issued 275,000 to the debenture holder.

The assumptions used for the Black-Scholes Option Pricing model to value the 2021 and 2020 warrants were as follows:

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Risk free rate of return	0.56%		0.39%
Expected life	4.0	years	5.0	years
Expected volatility	90%		90%
Expected dividend per share	nil		nil
Exercise price	$1.51		$0.78
Stock price	$1.50		$0.96